Summary of Signification Accounting Policies (Details Narrative) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 SGD ($) shares	Dec. 31, 2023 SGD ($) shares	Dec. 31, 2022 SGD ($) shares	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)
Property, Plant and Equipment [Line Items]
Foreign currency exchange rate	1.00					1.00	1.00	1.00
Foreign currency exchange rate	1.2758					1.2758	1.3662	1.3662
Cash and cash equivalents		$ 314,431				$ 474,299
Interest risk rate	4.77%		2.50%	4.82%
Government grants			$ 107,000	$ 48,000
Employee compensation			$ 125,000	$ 118,000	$ 63,000
Antidilutive securities or debts | shares			0	0	0
Cash and cash equivalents	$ 372			$ 815,000		$ 474,000	$ 230	$ 314,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Interest risk rate		2.50%	2.50%	2.50%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Interest risk rate		4.86%	4.82%	4.82%